UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	05/03/2013

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:35
Form 13F Information Table Value Total:	61212

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.
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
FORM 13F INFORMATION TABLE VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT
SH/PRN PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Benda Pharmaceuticals Inc Common 08165P108 1005 22337998 SH Sole 22337998 0

Chevrontexaco Corp Common 166764100 285 2400 SH Sole 2400 0

China Housing and Land Develop Common 16939V103 1417 944390 SH Other 01 0
944390

China Housing and Land Develop Common 16939V103 7512 5008060 SH Sole
5008060 0

China Pharma Hldgs Inc Com Common 16941T104 127 439145 SH Other 01 0 439145

China Pharma Hldgs Inc Com Common 16941T104 512 1766747 SH Sole 1766747 0

China Ritar Power Corp Common 169423100 365 663449 SH Other 01 0 663449

China Ritar Power Corp Common 169423100 4225 7682616 SH Sole 7682616 0

China Sky One Med Inc Com Common 16941P102 163 1164422 SH Sole 1164422 0

China Yida Hldg Co Com New Common 16945D303 251 60595 SH Other 01 0 60595

China Yida Hldg Co Com New Common 16945D303 3587 864311 SH Sole 864311 0

Conocophillips Nfs Llc Is Common 20825C104 1891 31468 SH Other 01 0 31468

Conocophillips Nfs Llc Is Common 20825C104 8359 139088 SH Sole 139088 0

Exxon Mobil Corporation Common 30231G102 315 3500 SH Sole 3500 0

Jiangbo Pharmaceuticals Inc Common 47737R101 30 744696 SH Sole 744696 0

Liandi Clean Technology Inc Co Common 52989W105 1058 2403868 SH Sole 2403868 0

Murphy Oil Corp Common 626717102 510 8000 SH Sole 8000 0

Shengtai Pharmaceutical Inc Common 823214200 2511 1768064 SH Sole 1768064 0

Tianyin Pharmaceutical Co Inc Common 88630M104 266 391840 SH Other 01 0 391840

Tianyin Pharmaceutical Co Inc Common 88630M104 3201 4707325 SH Sole 4707325 0

Total Fina SA ADR Common 89151E109 3575 74504 SH Other 01 0 74504

Total Fina SA ADR Common 89151E109 20046 417794 SH Sole 417794 0

         61212